Non-Controlling Interest In Versus Llc	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTEREST IN VERSUS LLC

8.      NON-CONTROLLING INTEREST IN VERSUS LLC

As of December 31, 2018, the Company held a 41.3% ownership interest in Versus LLC, a privately held limited liability company organized under the laws of the state of Nevada. The Company consolidates Versus LLC as a result of having full control over the voting shares. Versus LLC is a technology company that is developing a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players.

On May 21, 2019, the Company acquired an additional 25.2% interest in Versus LLC in exchange for 2,392 common shares of the Company and 1,196 share purchase warrants. The common shares and the share purchase warrants were determined to have a fair value of $1,403,675 and $116,595, respectively. As a result, the Company increased its ownership interest to 66.5% and recorded the excess purchase price over net identifiable liabilities of $3,575,884 against additional paid-in capital. The effect on non-controlling interest was a reduction of $2,053,199.

On June 21, 2019, the Company acquired an additional 0.3% interest in Versus LLC in exchange for 12 common shares of the Company and 6 share purchase warrants. The common shares and the share purchase warrants were determined to have a fair value of $6,906 and $2,527, respectively. As a result, the Company increased its ownership interest to 66.8% and recorded the excess purchase price over net identifiable assets of $26,448 against additional paid-in capital. The effect on non-controlling interest was a reduction of $19,433.

On March 1, 2022, the Company acquired an additional 15.1% interest in Versus LLC in exchange for 715 common shares of the Company. The common shares were determined to have a fair value of $186,294. As a result, the Company increased its ownership interest to 81.9% and recorded the excess purchase price over net identifiable assets of $4,562,631 against additional paid-in capital. The effect on non-controlling interest was a reduction of $4,376,337.

The following table presents summarized financial information before intragroup eliminations for the non-wholly owned subsidiary as of September 30, 2023 and September 30, 2022 and the nine month periods then ended:

	2023	2022
Non-controlling interest percentage	18.1%	18.1%
	($)	($)
Assets
Current	947,592	863,885
Non-current	1,646,634	3,014,296
	2,594,226	3,878,181

Liabilities
Current	170,543	752,003
Non-current	43,183,941	37,355,830
	43,354,484	38,107,833
Net liabilities	(40,760,258)	(34,229,652)
Non-controlling interest	(7,005,658)	(5,949,660)
Net loss	(4,995,685)	(9,970,767)
Net loss attributed to non-controlling interest	(603,271)	(1,693,458)

8.      NON-CONTROLLING INTEREST IN VERSUS LLC

As of December 31, 2018, the Company held a 41.3% ownership interest in Versus LLC, a privately held limited liability company organized under the laws of the state of Nevada. The Company consolidates Versus LLC as a result of having full control over the voting shares. Versus LLC is a technology company that is developing a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players.

On May 21, 2019, the Company acquired an additional 25.2% interest in Versus LLC in exchange for 2,392 common shares of the Company and 1,196 share purchase warrants. The common shares and the share purchase warrants were determined to have a fair value of $1,403,675 and $116,595, respectively. As a result, the Company increased its ownership interest to 66.5% and recorded the excess purchase price over net identifiable liabilities of $3,575,884 against additional-paid-in-capital. The effect on non-controlling interest was a reduction of $2,053,199.

On June 21, 2019, the Company acquired an additional 0.3% interest in Versus LLC in exchange for 12 common shares of the Company and 6 share purchase warrants. The common shares and the share purchase warrants were determined to have a fair value of $6,906 and $2,527, respectively. As a result, the Company increased its ownership interest to 66.8% and recorded the excess purchase price over net identifiable assets of $26,448 against additional-paid-in-capital. The effect on non-controlling interest was a reduction of $19,433.

On March 1, 2022, the Company acquired an additional 15.1% interest in Versus LLC in exchange for 715 common shares of the Company. The common shares were determined to have a fair value of $186,294. As a result, the Company increased its ownership interest to 81.9% and recorded the excess purchase price over net identifiable assets of $4,562,631 against additional-paid-in-capital. The effect on non-controlling interest was a reduction of $4,376,337.

The following table presents summarized financial information before intragroup eliminations for the non-wholly owned subsidiary as of December 31, 2022 and December 31, 2021.

	2022	2021
Non-controlling interest percentage	18.1%	33.2%
	($)	($)
Assets
Current	1,011,636	1,488,892
Non-current	2,822,122	2,267,257
	3,843,758	3,756,149
Liabilities
Current	518,701	763,970
Non-current	39,774,321	30,661,143
	40,293,022	31,425,113
Net liabilities	(36,449,264)	(27,668,964)
Non-controlling interest	(6,402,387)	(8,632,539)
Net loss	(22,318,222)	(17,840,147)
Net loss attributed to non-controlling interest	(2,146,185)	(3,466,248)